Schedule of Investments(a)
November 30, 2019
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–93.66%
Aerospace & Defense–0.08%
Moog, Inc., 5.25%, 12/01/2022(b)	$37,000	$37,555
TransDigm, Inc.,
6.50%, 07/15/2024	12,000	12,405
6.50%, 05/15/2025	37,000	38,526
6.38%, 06/15/2026	48,000	50,558
Triumph Group, Inc., 7.75%, 08/15/2025	55,000	57,360
		196,404
Agricultural & Farm Machinery–0.03%
Titan International, Inc., 6.50%, 11/30/2023	77,000	63,942
Air Freight & Logistics–0.01%
XPO Logistics, Inc., 6.50%, 06/15/2022(b)	15,000	15,388
Airlines–6.17%
American Airlines Pass Through Trust,
Series 2017-1, Class B, 4.95%, 02/15/2025	401,370	426,552
Series 2016-1, Class AA, 3.58%, 01/15/2028	372,739	392,458
Series 2019-1, Class B, 3.85%, 02/15/2028	486,000	493,591
Series 2017-1, Class AA, 3.65%, 02/15/2029	516,987	550,444
Series 2017-2, Class A, 3.60%, 10/15/2029	584,367	599,190
Series 2017-2, Class AA, 3.35%, 10/15/2029	728,622	752,404
Series 2019-1, Class AA, 3.15%, 02/15/2032	981,000	1,008,995
Avianca Holdings S.A. (Colombia), 8.38%, 05/10/2020(b)	253,000	229,218
British Airways Pass Through Trust (United Kingdom),
Series 2019-1, Class A, 3.35%, 06/15/2029(b)	341,000	355,487
Series 2019-1, Class AA, 3.30%, 12/15/2032(b)	806,000	842,732
Delta Air Lines Pass Through Trust,
Series 2019-1, Class A, 3.40%, 04/25/2024	470,000	490,357
Series 2019-1, Class AA, 3.20%, 04/25/2024	679,000	707,371
Delta Air Lines, Inc.,
3.80%, 04/19/2023	283,000	291,933
2.90%, 10/28/2024	979,000	970,267
3.75%, 10/28/2029	576,000	570,816
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, 4.20%, 11/15/2027	1,124,185	1,156,507
	Principal Amount	Value
Airlines–(continued)
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class B, 7.50%, 11/10/2023(b)	$484,750	$497,217
United Airlines Pass Through Trust,
Series 2014-2, Class B, 4.63%, 09/03/2022	410,440	423,792
Series 2016-1, Class B, 3.65%, 01/07/2026	365,170	371,732
Series 2019-2, Class B, 3.50%, 05/01/2028	362,000	367,661
Series 2018-1, Class A, 3.70%, 03/01/2030	654,184	677,889
Series 2018-1, Class AA, 3.50%, 03/01/2030	615,871	654,605
Series 2019-1, Class A, 4.55%, 08/25/2031	336,000	368,284
Series 2019-1, Class AA, 4.15%, 08/25/2031	655,000	713,604
WestJet Airlines Ltd. (Canada), 3.50%, 06/16/2021(b)	623,000	629,654
		14,542,760
Alternative Carriers–0.11%
CenturyLink, Inc.,
Series S, 6.45%, 06/15/2021	50,000	52,612
Series Y, 7.50%, 04/01/2024	48,000	54,120
Level 3 Financing, Inc.,
5.38%, 05/01/2025	97,000	100,637
5.25%, 03/15/2026	57,000	59,484
		266,853
Aluminum–0.09%
Alcoa Nederland Holding B.V., 6.75%, 09/30/2024(b)	200,000	210,998
Apparel Retail–0.05%
L Brands, Inc.,
5.63%, 02/15/2022	80,000	84,100
6.88%, 11/01/2035	33,000	29,043
6.75%, 07/01/2036	8,000	6,921
		120,064
Apparel, Accessories & Luxury Goods–0.03%
Hanesbrands, Inc.,
4.63%, 05/15/2024(b)	11,000	11,605
4.88%, 05/15/2026(b)	63,000	67,165
		78,770
Asset Management & Custody Banks–1.83%
Affiliated Managers Group, Inc., 4.25%, 02/15/2024	1,215,000	1,296,476
Blackstone Holdings Finance Co. LLC, 5.00%, 06/15/2044(b)	1,090,000	1,344,012

See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Asset Management & Custody Banks–(continued)
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	$1,425,000	$1,668,916
		4,309,404
Auto Parts & Equipment–0.18%
Ashtead Capital, Inc. (United Kingdom), 4.00%, 05/01/2028(b)	255,000	256,594
Dana Financing Luxembourg S.a.r.l., 5.75%, 04/15/2025(b)	22,000	23,109
Dana, Inc., 5.38%, 11/15/2027	37,000	37,562
Flexi-Van Leasing, Inc., 10.00%, 02/15/2023(b)	29,000	27,768
Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (Canada),
6.25%, 05/15/2026(b)	23,000	24,452
8.50%, 05/15/2027(b)	30,000	30,713
Tenneco, Inc., 5.00%, 07/15/2026	29,000	24,948
		425,146
Automobile Manufacturers–2.58%
Ford Motor Credit Co. LLC,
5.09%, 01/07/2021	422,000	431,689
3.35%, 11/01/2022	961,000	966,528
5.58%, 03/18/2024	750,000	802,797
General Motors Financial Co., Inc., 5.10%, 01/17/2024	347,000	375,174
Hyundai Capital America,
2.85%, 11/01/2022(b)	398,000	401,292
4.30%, 02/01/2024(b)	2,158,000	2,277,202
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(b)	89,000	93,081
Volkswagen Group of America Finance LLC (Germany),
2.67%, (3 mo. USD LIBOR + 0.77%), 11/13/2020(b)(c)	330,000	331,350
2.84%, (3 mo. USD LIBOR + 0.94%), 11/12/2021(b)(c)	403,000	406,383
		6,085,496
Automotive Retail–0.18%
Advance Auto Parts, Inc., 4.50%, 12/01/2023	300,000	321,128
Lithia Motors, Inc., 5.25%, 08/01/2025(b)	19,000	19,673
Penske Automotive Group, Inc., 5.50%, 05/15/2026	85,000	89,448
		430,249
Biotechnology–2.18%
AbbVie, Inc.,
2.60%, 11/21/2024(b)	1,288,000	1,295,305
3.20%, 11/21/2029(b)	1,032,000	1,049,052
4.05%, 11/21/2039(b)	1,135,000	1,186,919
4.88%, 11/14/2048	594,000	684,706
4.25%, 11/21/2049(b)	863,000	910,314
		5,126,296
	Principal Amount	Value
Brewers–0.24%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 8.00%, 11/15/2039	$361,000	$575,939
Broadcasting–0.06%
AMC Networks, Inc.,
5.00%, 04/01/2024	39,000	39,244
4.75%, 08/01/2025	10,000	9,950
Gray Television, Inc., 7.00%, 05/15/2027(b)	28,000	31,075
iHeartCommunications, Inc., 8.38%, 05/01/2027	46,000	50,247
		130,516
Building Products–0.31%
Advanced Drainage Systems, Inc., 5.00%, 09/30/2027(b)	17,000	17,473
Owens Corning, 4.30%, 07/15/2047	619,000	587,762
Standard Industries, Inc.,
6.00%, 10/15/2025(b)	100,000	104,874
5.00%, 02/15/2027(b)	17,000	17,677
		727,786
Cable & Satellite–3.25%
Altice Financing S.A. (Luxembourg), 6.63%, 02/15/2023(b)	200,000	204,998
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.75%, 09/01/2023	95,000	97,268
5.75%, 02/15/2026(b)	213,000	225,467
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp.,
4.91%, 07/23/2025	1,257,000	1,379,073
5.38%, 04/01/2038	275,000	312,123
5.75%, 04/01/2048	345,000	399,917
Comcast Corp.,
3.95%, 10/15/2025	250,000	272,920
6.45%, 03/15/2037	580,000	824,199
4.60%, 10/15/2038	355,000	426,416
3.25%, 11/01/2039	125,000	127,128
3.45%, 02/01/2050	530,000	545,005
CSC Holdings, LLC,
6.75%, 11/15/2021	67,000	72,259
5.25%, 06/01/2024	94,000	101,284
10.88%, 10/15/2025(b)	200,000	225,375
DISH DBS Corp., 5.88%, 11/15/2024	40,000	40,050
NBCUniversal Media LLC, 5.95%, 04/01/2041	1,193,000	1,636,923
Sirius XM Radio, Inc.,
4.63%, 07/15/2024(b)	285,000	299,250
5.38%, 07/15/2026(b)	41,000	43,410
Telenet Finance Luxembourg Notes S.a r.l. (Belgium), 5.50%, 03/01/2028(b)	200,000	213,400
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 08/15/2026(b)	200,000	210,710
		7,657,175
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Casinos & Gaming–0.25%
Boyd Gaming Corp.,
6.88%, 05/15/2023	$40,000	$41,375
6.38%, 04/01/2026	20,000	21,396
6.00%, 08/15/2026	20,000	21,357
4.75%, 12/01/2027(b)	287,000	290,625
MGM Resorts International,
7.75%, 03/15/2022	42,000	47,198
6.00%, 03/15/2023	67,000	73,867
Scientific Games International, Inc., 10.00%, 12/01/2022	37,000	38,018
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/2025(b)	57,000	60,918
		594,754
Coal & Consumable Fuels–0.04%
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(b)	105,000	95,286
Commodity Chemicals–0.15%
Alpek S.A.B. de C.V. (Mexico), 4.25%, 09/18/2029(b)	246,000	246,123
Koppers, Inc., 6.00%, 02/15/2025(b)	37,000	37,555
Nufarm Australia Ltd./Nufarm Americas, Inc. (Australia), 5.75%, 04/30/2026(b)	25,000	24,571
Olin Corp., 5.63%, 08/01/2029	53,000	55,386
		363,635
Communications Equipment–0.07%
CommScope Technologies LLC, 6.00%, 06/15/2025(b)	66,000	63,855
Hughes Satellite Systems Corp.,
7.63%, 06/15/2021	50,000	53,738
5.25%, 08/01/2026	51,000	55,480
		173,073
Construction & Engineering–0.01%
AECOM, 5.13%, 03/15/2027	24,000	25,628
Construction Materials–0.38%
Cemex SAB de C.V. (Mexico), 5.45%, 11/19/2029(b)	475,000	486,044
CRH America Finance, Inc. (Ireland), 3.95%, 04/04/2028(b)	384,000	414,824
		900,868
Consumer Finance–2.01%
Ally Financial, Inc.,
8.00%, 03/15/2020	31,000	31,410
4.13%, 03/30/2020	950,000	956,595
5.13%, 09/30/2024	34,000	37,442
4.63%, 03/30/2025	223,000	241,490
Capital One Financial Corp., 3.75%, 03/09/2027	1,210,000	1,282,391
	Principal Amount	Value
Consumer Finance–(continued)
Credit Acceptance Corp., 6.63%, 03/15/2026(b)	$280,000	$296,136
Discover Bank, 4.68% (5 yr. U.S. Swap Rate + 1.73%), 08/09/2028(c)	280,000	293,978
Navient Corp.,
8.00%, 03/25/2020	17,000	17,268
7.25%, 01/25/2022	25,000	27,188
7.25%, 09/25/2023	184,000	204,698
Springleaf Finance Corp., 5.38%, 11/15/2029	135,000	139,387
Synchrony Financial, 4.50%, 07/23/2025	1,135,000	1,216,996
		4,744,979
Copper–0.38%
Freeport-McMoRan, Inc.,
5.00%, 09/01/2027	623,000	640,927
5.40%, 11/14/2034	187,000	186,032
Taseko Mines Ltd. (Canada), 8.75%, 06/15/2022(b)	75,000	65,648
		892,607
Data Processing & Outsourced Services–1.11%
Cardtronics Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(b)	57,000	59,131
Fidelity National Information Services, Inc., 4.50%, 08/15/2046	483,000	558,966
Fiserv, Inc., 4.20%, 10/01/2028	335,000	370,270
PayPal Holdings, Inc.,
2.40%, 10/01/2024	573,000	575,295
2.65%, 10/01/2026	411,000	412,658
2.85%, 10/01/2029	641,000	640,939
		2,617,259
Diversified Banks–12.32%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,140,682
ANZ New Zealand (Int’l) Ltd. (New Zealand), 2.13%, 07/28/2021(b)	815,000	815,901
Australia & New Zealand Banking Group Ltd. (Australia), 6.75%(b)(d)	765,000	867,973
Bank of America Corp.,
3.86%, (3 mo. USD LIBOR + 0.94%), 07/23/2024(c)	773,000	814,565
7.75%, 05/14/2038	765,000	1,193,138
Series AA, 6.10%(d)	1,495,000	1,665,856
Series DD, 6.30%(d)	440,000	504,176
Series Z, 6.50%(d)	1,130,000	1,280,533
Bank of China Ltd. (China), 5.00%, 11/13/2024(b)	540,000	591,424
Barclays PLC (United Kingdom), 4.84%, 05/09/2028	200,000	213,718
BBVA Bancomer S.A. (Mexico), 4.38%, 04/10/2024(b)	535,000	567,991
BNP Paribas S.A. (France), 4.38%, 03/01/2033(b)	708,000	754,844
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
Citigroup, Inc.,
2.88%, 07/24/2023	$245,000	$248,760
5.50%, 09/13/2025	1,220,000	1,395,383
4.65%, 07/23/2048	273,000	339,236
Series Q, 5.95%(d)	350,000	358,675
Series T, 6.25%(d)	450,000	511,135
Series U, 5.00%(c)(d)	956,000	988,862
Commonwealth Bank of Australia (Australia), 3.74%, 09/12/2039(b)	390,000	391,050
Global Bank Corp. (Panama),
4.50%, 10/20/2021(b)	772,000	794,002
5.25%, 04/16/2029(b)	52,000	55,510
HSBC Holdings PLC (United Kingdom),
6.00%(d)	845,000	894,872
4.00%, 03/30/2022	500,000	521,498
2.90%, (3 mo. USD LIBOR + 1.00%), 05/18/2024(c)	363,000	364,907
JPMorgan Chase & Co.,
Series V, 5.42% (3 mo. USD LIBOR +3.32%)(c)(d)	535,000	537,809
2.30%, 08/15/2021	910,000	912,063
2.82%, (3 mo. USD LIBOR + 0.89%), 07/23/2024(c)	795,000	801,986
3.63%, 12/01/2027	515,000	544,093
Series W, 2.91% (3 mo. USD LIBOR + 1.00%), 05/15/2047(c)	790,000	664,801
Series I, 5.41% (3 mo. USD LIBOR + 3.47%)(c)(d)	230,000	231,054
National Australia Bank Ltd. (Australia), 3.93%, 08/02/2034(b)(c)	250,000	255,774
Royal Bank of Scotland Group PLC (The) (United Kingdom),
3.50%, (3 mo. USD LIBOR + 1.48%), 05/15/2023(c)	894,000	913,313
3.75%, 11/01/2029(c)	240,000	242,206
SMBC Aviation Capital Finance DAC (Ireland),
3.00%, 07/15/2022(b)	474,000	482,325
4.13%, 07/15/2023(b)	552,000	581,439
Societe Generale S.A. (France),
7.38%(b)(d)	295,000	312,670
7.38%(b)(d)	505,000	548,286
Standard Chartered PLC (United Kingdom),
7.75%(b)(d)	255,000	280,045
3.33%, (3 mo. USD LIBOR + 1.20%), 09/10/2022(b)(c)	442,000	445,441
3.12%, (3 mo. USD LIBOR + 1.15%), 01/20/2023(b)(c)	200,000	201,274
4.30%, 02/19/2027(b)	300,000	315,789
Sumitomo Mitsui Financial Group, Inc. (Japan), 3.04%, 07/16/2029	625,000	639,662
Wells Fargo & Co.,
5.38%, 11/02/2043	1,840,000	2,380,395
4.75%, 12/07/2046	375,000	458,762
		29,023,878
	Principal Amount	Value
Diversified Capital Markets–0.82%
Credit Suisse AG (Switzerland), 3.00%, 10/29/2021	$519,000	$528,262
Credit Suisse Group AG (Switzerland), 7.50%(b)(d)	285,000	310,597
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), 3.75%, 03/26/2025	515,000	543,427
Macquarie Bank Ltd. (Australia), 6.13%(b)(c)(d)	530,000	547,702
		1,929,988
Diversified Chemicals–0.62%
Braskem Netherlands Finance B.V. (Brazil),
4.50%, 01/31/2030(b)	385,000	371,621
5.88%, 01/31/2050(b)	220,000	212,520
Chemours Co. (The),
6.63%, 05/15/2023	21,000	20,738
7.00%, 05/15/2025	18,000	16,695
Dow Chemical Co. (The), 3.15%, 05/15/2024	256,000	264,995
OCP S.A. (Morocco), 4.50%, 10/22/2025(b)	519,000	551,172
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.38%, 09/01/2025(b)	24,000	24,091
		1,461,832
Diversified Metals & Mining–0.28%
Hudbay Minerals, Inc. (Canada), 7.63%, 01/15/2025(b)	45,000	45,225
Teck Resources Ltd. (Canada), 6.13%, 10/01/2035	531,000	613,960
		659,185
Diversified REITs–1.20%
CyrusOne L.P./CyrusOne Finance Corp.,
5.00%, 03/15/2024	25,000	25,868
5.38%, 03/15/2027	30,000	33,085
iStar, Inc., 4.75%, 10/01/2024	90,000	92,419
Trust F/1401 (Mexico),
5.25%, 12/15/2024(b)	283,000	304,343
5.25%, 01/30/2026(b)	764,000	817,746
4.87%, 01/15/2030(b)	560,000	585,771
6.39%, 01/15/2050(b)	905,000	965,802
		2,825,034
Drug Retail–1.01%
CVS Pass Through Trust,
6.04%, 12/10/2028	854,715	957,786
5.77%, 01/10/2033(b)	1,248,591	1,417,643
		2,375,429
Electric Utilities–2.23%
DPL, Inc., 4.35%, 04/15/2029(b)	22,000	20,615
Drax Finco PLC (United Kingdom), 6.63%, 11/01/2025(b)	400,000	424,516
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Electric Utilities–(continued)
Electricite de France S.A. (France), 6.00%, 01/22/2114(b)	$1,755,000	$2,115,065
Georgia Power Co.,
2.85%, 05/15/2022	300,000	305,443
Series A, 2.20%, 09/15/2024	1,403,000	1,396,946
Southern Co. (The), Series B, 5.50% (3 mo. USD LIBOR + 3.63%), 03/15/2057(c)	761,000	796,271
Xcel Energy, Inc., 3.50%, 12/01/2049	201,000	203,230
		5,262,086
Electrical Components & Equipment–0.03%
EnerSys, 5.00%, 04/30/2023(b)	78,000	80,762
Electronic Components–1.70%
Corning, Inc., 5.45%, 11/15/2079	3,637,000	4,011,211
Electronic Equipment & Instruments–0.03%
Itron, Inc., 5.00%, 01/15/2026(b)	39,000	40,449
MTS Systems Corp., 5.75%, 08/15/2027(b)	31,000	32,406
		72,855
Environmental & Facilities Services–0.02%
Waste Pro USA, Inc., 5.50%, 02/15/2026(b)	37,000	38,288
Financial Exchanges & Data–0.71%
Moody’s Corp.,
5.50%, 09/01/2020	1,080,000	1,107,068
5.25%, 07/15/2044	425,000	551,478
MSCI, Inc., 5.25%, 11/15/2024(b)	10,000	10,300
		1,668,846
Food Distributors–0.03%
US Foods, Inc., 5.88%, 06/15/2024(b)	79,000	81,643
Food Retail–0.04%
Albertsons Cos. LLC/Safeway, Inc./New Albertsons L.P./Albertsons LLC, 5.88%, 02/15/2028(b)	32,000	33,554
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 6.63%, 06/15/2024	60,000	63,091
		96,645
Forest Products–0.03%
Norbord, Inc. (Canada), 5.75%, 07/15/2027(b)	56,000	58,539
Gas Utilities–0.13%
AmeriGas Partners, L.P./AmeriGas Finance Corp.,
5.63%, 05/20/2024	80,000	85,599
5.88%, 08/20/2026	61,000	67,089
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., 5.50%, 06/01/2024	99,000	101,474
	Principal Amount	Value
Gas Utilities–(continued)
Superior Plus L.P./Superior General Partner, Inc. (Canada), 7.00%, 07/15/2026(b)	$54,000	$58,212
		312,374
Health Care Facilities–0.68%
Acadia Healthcare Co., Inc., 6.50%, 03/01/2024	27,000	28,159
HCA Healthcare, Inc., 6.25%, 02/15/2021	99,000	103,925
HCA, Inc.,
5.00%, 03/15/2024	800,000	869,459
5.38%, 02/01/2025	39,000	43,192
5.25%, 04/15/2025	30,000	33,427
5.88%, 02/15/2026	71,000	80,321
5.38%, 09/01/2026	18,000	19,980
5.50%, 06/15/2047	300,000	347,437
Tenet Healthcare Corp., 6.75%, 06/15/2023	62,000	67,115
		1,593,015
Health Care REITs–1.07%
Healthpeak Properties, Inc., 4.25%, 11/15/2023	247,000	264,346
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/2027	99,000	104,200
4.63%, 08/01/2029	328,000	344,595
Physicians Realty L.P., 4.30%, 03/15/2027	310,000	331,758
Senior Housing Properties Trust, 6.75%, 12/15/2021	1,090,000	1,155,497
Welltower, Inc., 3.10%, 01/15/2030	317,000	320,819
		2,521,215
Health Care Services–2.30%
AMN Healthcare, Inc., 5.13%, 10/01/2024(b)	31,000	32,098
Cigna Corp.,
4.50%, 03/15/2021(b)	435,000	444,419
3.75%, 07/15/2023	859,000	898,525
2.89%, (3 mo. USD LIBOR + 0.89%), 07/15/2023(c)	742,000	745,277
3.00%, 07/15/2023(b)	2,050,000	2,084,944
4.38%, 10/15/2028	44,000	48,899
4.80%, 08/15/2038	820,000	951,316
Eagle Holding Co. II, LLC, 8.38% PIK Rate, 7.63% Cash Rate, 05/15/2022(b)(e)	37,000	37,555
Envision Healthcare Corp., 8.75%, 10/15/2026(b)	23,000	9,438
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(b)	60,000	59,979
MPH Acquisition Holdings LLC, 7.13%, 06/01/2024(b)	67,000	60,969
Surgery Center Holdings, Inc., 10.00%, 04/15/2027(b)	30,000	31,585
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Health Care Services–(continued)
Team Health Holdings, Inc., 6.38%, 02/01/2025(b)	$35,000	$18,652
		5,423,656
Home Improvement Retail–0.29%
Hillman Group, Inc. (The), 6.38%, 07/15/2022(b)	42,000	38,758
Lowe’s Cos., Inc., 4.55%, 04/05/2049	560,000	651,331
		690,089
Homebuilding–0.93%
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(b)	42,000	47,160
Beazer Homes USA, Inc., 5.88%, 10/15/2027	6,000	5,910
KB Home, 4.80%, 11/15/2029	15,000	15,225
Lennar Corp.,
8.38%, 01/15/2021	6,000	6,407
5.38%, 10/01/2022	56,000	60,147
4.75%, 11/15/2022	31,000	32,727
5.25%, 06/01/2026	78,000	85,437
Mattamy Group Corp. (Canada), 5.25%, 12/15/2027(b)	30,000	30,629
MDC Holdings, Inc., 6.00%, 01/15/2043	1,643,000	1,675,203
Meritage Homes Corp.,
7.15%, 04/15/2020	20,000	20,424
5.13%, 06/06/2027	52,000	55,398
PulteGroup, Inc., 6.38%, 05/15/2033	2,000	2,326
Taylor Morrison Communities, Inc., 5.75%, 01/15/2028(b)	37,000	39,695
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.88%, 04/15/2023(b)	47,000	50,545
William Lyon Homes, Inc.,
6.00%, 09/01/2023	11,000	11,500
6.63%, 07/15/2027(b)	56,000	60,079
		2,198,812
Hotel & Resort REITs–0.05%
Service Properties Trust, 4.95%, 02/15/2027	105,000	107,527
Hotels, Resorts & Cruise Lines–0.27%
Royal Caribbean Cruises Ltd., 3.70%, 03/15/2028	623,000	640,986
Household Products–0.09%
Reynolds Group Issuer, Inc./LLC,
5.75%, 10/15/2020	46,517	46,631
5.13%, 07/15/2023(b)	17,000	17,425
7.00%, 07/15/2024(b)	76,000	78,803
Spectrum Brands, Inc.,
5.75%, 07/15/2025	33,000	34,639
5.00%, 10/01/2029(b)	37,000	37,845
		215,343
	Principal Amount	Value
Independent Power Producers & Energy Traders–0.15%
AES Corp. (The), 5.50%, 04/15/2025	$98,000	$101,792
Calpine Corp.,
5.38%, 01/15/2023	39,000	39,634
5.50%, 02/01/2024	41,000	41,822
Enviva Partners L.P./Enviva Partners Finance Corp., 6.50%, 01/15/2026(b)	35,000	36,459
NRG Energy, Inc.,
6.63%, 01/15/2027	15,000	16,272
5.25%, 06/15/2029(b)	104,000	111,709
		347,688
Industrial Conglomerates–0.99%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	854,000	920,422
General Electric Co., 5.55%, 01/05/2026	1,232,000	1,405,102
		2,325,524
Industrial Machinery–0.33%
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(b)	94,000	90,161
EnPro Industries, Inc., 5.75%, 10/15/2026	79,000	83,965
Mueller Industries, Inc., 6.00%, 03/01/2027	80,000	82,708
Parker-Hannifin Corp., 3.25%, 06/14/2029	503,000	522,974
		779,808
Industrial REITs–0.09%
PLA Administradora Industrial S de RL de C.V. (Mexico), 4.96%, 07/18/2029(b)	215,000	221,719
Integrated Oil & Gas–0.82%
Petrobras Global Finance B.V. (Brazil), 5.75%, 02/01/2029	58,000	63,832
Saudi Arabian Oil Co. (Saudi Arabia),
2.88%, 04/16/2024(b)	1,471,000	1,490,660
4.38%, 04/16/2049(b)	346,000	378,793
		1,933,285
Integrated Telecommunication Services–3.75%
AT&T, Inc.,
3.31%, (3 mo. USD LIBOR + 1.18%), 06/12/2024(c)	393,000	399,911
5.25%, 03/01/2037	475,000	566,599
5.15%, 03/15/2042	1,070,000	1,246,902
5.35%, 12/15/2043	850,000	1,015,362
4.75%, 05/15/2046	606,000	679,505
5.15%, 02/15/2050	1,281,000	1,528,562
5.70%, 03/01/2057	490,000	623,071
Cincinnati Bell, Inc.,
7.00%, 07/15/2024(b)	34,000	31,917
8.00%, 10/15/2025(b)	7,000	6,408
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
CommScope, Inc., 6.00%, 03/01/2026(b)	$67,000	$70,308
Frontier Communications Corp., 10.50%, 09/15/2022	66,000	31,288
Telecom Italia Capital S.A. (Italy), 7.20%, 07/18/2036	104,000	122,008
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	1,165,000	1,635,907
T-Mobile USA, Inc.,
6.38%, 03/01/2025	145,000	150,800
6.50%, 01/15/2026	212,000	227,375
Verizon Communications, Inc., 4.81%, 03/15/2039	413,000	503,834
		8,839,757
Interactive Media & Services–1.20%
Cumulus Media New Holdings, Inc., 6.75%, 07/01/2026(b)	41,000	43,691
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 08/15/2026(b)	474,000	481,998
6.63%, 08/15/2027(b)	55,000	53,748
Match Group, Inc., 5.63%, 02/15/2029(b)	766,000	811,077
Tencent Holdings Ltd. (China),
2.99%, 01/19/2023(b)	298,000	302,356
3.60%, 01/19/2028(b)	620,000	645,626
3.93%, 01/19/2038(b)	448,000	477,428
		2,815,924
Internet & Direct Marketing Retail–0.94%
Alibaba Group Holding Ltd. (China),
4.20%, 12/06/2047	295,000	331,363
4.40%, 12/06/2057	290,000	331,142
QVC, Inc., 5.45%, 08/15/2034	1,560,000	1,548,589
		2,211,094
Internet Services & Infrastructure–0.17%
Network i2i Ltd. (India), 5.65%(b)(c)(d)	420,000	394,380
Investment Banking & Brokerage–2.09%
Cantor Fitzgerald, L.P., 6.50%, 06/17/2022(b)	564,000	608,995
Charles Schwab Corp. (The), Series E, 4.63%(d)	862,000	888,200
Goldman Sachs Group, Inc. (The),
5.25%, 07/27/2021	565,000	593,761
6.75%, 10/01/2037	310,000	426,314
4.80%, 07/08/2044	1,060,000	1,298,080
Series P, 5.00%(d)	495,000	499,465
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	552,000	569,329
Raymond James Financial, Inc., 4.95%, 07/15/2046	38,000	45,303
		4,929,447
	Principal Amount	Value
IT Consulting & Other Services–0.15%
DXC Technology Co., 4.45%, 09/18/2022	$340,000	$354,269
Leisure Facilities–0.04%
Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/2024	44,000	45,228
Six Flags Entertainment Corp., 4.88%, 07/31/2024(b)	57,000	59,137
		104,365
Leisure Products–0.23%
Hasbro, Inc.,
3.00%, 11/19/2024	240,000	240,364
3.90%, 11/19/2029	302,000	303,854
		544,218
Life & Health Insurance–3.73%
Athene Holding Ltd., 4.13%, 01/12/2028	970,000	1,000,891
Brighthouse Financial, Inc., 4.70%, 06/22/2047	964,000	871,627
Dai-ichi Life Insurance Co., Ltd. (The) (Japan), 4.00%(b)(d)	545,000	569,991
Global Atlantic Fin Co.,
8.63%, 04/15/2021(b)	950,000	1,017,836
4.40%, 10/15/2029(b)	1,275,000	1,266,337
MetLife, Inc.,
4.13%, 08/13/2042	390,000	441,676
Series C, 5.25%(d)	910,000	924,219
Nationwide Financial Services, Inc.,
5.38%, 03/25/2021(b)	1,645,000	1,710,451
3.90%, 11/30/2049(b)	370,000	379,432
Prudential Financial, Inc., 3.91%, 12/07/2047	549,000	595,776
		8,778,236
Life Sciences Tools & Services–0.03%
Charles River Laboratories International, Inc., 4.25%, 05/01/2028(b)	60,000	60,600
Managed Health Care–0.33%
Centene Corp.,
5.38%, 06/01/2026(b)	86,000	91,485
4.63%, 12/15/2029(b)	37,000	38,896
Molina Healthcare, Inc., 4.88%, 06/15/2025(b)	26,000	26,596
UnitedHealth Group, Inc., 3.75%, 07/15/2025	483,000	520,918
WellCare Health Plans, Inc.,
5.25%, 04/01/2025	60,000	62,924
5.38%, 08/15/2026(b)	26,000	27,750
		768,569
Marine Ports & Services–0.20%
Adani Abbot Point Terminal Pty Ltd. (Australia), 4.45%, 12/15/2022(b)	455,000	459,237
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Metal & Glass Containers–0.07%
Ball Corp., 5.25%, 07/01/2025	$70,000	$78,392
Berry Global, Inc.,
5.50%, 05/15/2022	30,000	30,487
6.00%, 10/15/2022	15,000	15,305
Flex Acquisition Co., Inc., 7.88%, 07/15/2026(b)	41,000	39,250
OI European Group B.V., 4.00%, 03/15/2023(b)	11,000	11,004
		174,438
Movies & Entertainment–0.26%
AMC Entertainment Holdings, Inc.,
5.75%, 06/15/2025	46,000	42,895
6.13%, 05/15/2027	46,000	41,516
Netflix, Inc.,
5.75%, 03/01/2024	42,000	46,602
5.88%, 11/15/2028	205,000	224,480
5.38%, 11/15/2029(b)	238,000	251,120
		606,613
Multi-line Insurance–1.55%
American International Group, Inc., 4.50%, 07/16/2044	1,485,000	1,703,232
Fairfax Financial Holdings Ltd. (Canada), 4.85%, 04/17/2028	415,000	450,323
Nationwide Mutual Insurance Co., 4.95%, 04/22/2044(b)	830,000	959,223
XLIT Ltd. (Bermuda), 5.50%, 03/31/2045	415,000	531,591
		3,644,369
Multi-Utilities–0.52%
CenterPoint Energy, Inc.,
Series A, 6.13%(d)	765,000	805,709
2.50%, 09/01/2024	418,000	418,348
		1,224,057
Office REITs–0.36%
Alexandria Real Estate Equities, Inc.,
3.95%, 01/15/2027	550,000	590,022
3.38%, 08/15/2031	248,000	258,862
		848,884
Office Services & Supplies–0.56%
Pitney Bowes, Inc.,
4.13%, 10/01/2021	805,000	815,851
5.20%, 04/01/2023	496,000	498,066
		1,313,917
Oil & Gas Drilling–0.03%
Ensign Drilling, Inc. (Canada), 9.25%, 04/15/2024(b)	40,000	35,250
Precision Drilling Corp. (Canada), 5.25%, 11/15/2024	37,000	31,338
		66,588
	Principal Amount	Value
Oil & Gas Equipment & Services–0.22%
Baker Hughes, a GE Co., LLC/Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/2027	$510,000	$528,480
Oil & Gas Exploration & Production–0.62%
Antero Resources Corp., 5.63%, 06/01/2023	46,000	32,660
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 10.00%, 04/01/2022(b)	32,000	30,800
Callon Petroleum Co.,
6.13%, 10/01/2024	40,000	38,100
6.38%, 07/01/2026	16,000	14,966
Concho Resources, Inc., 4.38%, 01/15/2025	60,000	62,037
Continental Resources, Inc., 5.00%, 09/15/2022	880,000	885,327
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	42,000	36,735
Gulfport Energy Corp.,
6.63%, 05/01/2023	71,000	53,627
6.00%, 10/15/2024	40,000	27,488
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026(b)	39,000	34,998
Oasis Petroleum, Inc., 6.88%, 01/15/2023	19,000	17,480
QEP Resources, Inc.,
6.88%, 03/01/2021	48,000	48,821
5.25%, 05/01/2023	20,000	19,050
5.63%, 03/01/2026	19,000	17,290
Southwestern Energy Co.,
7.50%, 04/01/2026	33,000	29,000
7.75%, 10/01/2027	71,000	61,860
Whiting Petroleum Corp., 6.63%, 01/15/2026	42,000	24,046
WPX Energy, Inc., 5.25%, 09/15/2024	33,000	33,807
		1,468,092
Oil & Gas Refining & Marketing–0.39%
Calumet Specialty Products Partners L.P./Calumet Finance Corp., 7.63%, 01/15/2022	43,000	42,691
EnLink Midstream Partners, L.P.,
4.85%, 07/15/2026	61,000	54,069
5.60%, 04/01/2044	53,000	37,282
Murphy Oil USA, Inc., 5.63%, 05/01/2027	37,000	39,996
NuStar Logistics, L.P., 6.00%, 06/01/2026	91,000	97,541
Parkland Fuel Corp. (Canada),
6.00%, 04/01/2026(b)	66,000	70,740
5.88%, 07/15/2027(b)	410,000	439,652
Sunoco L.P./Sunoco Finance Corp.,
4.88%, 01/15/2023	53,000	54,347
5.88%, 03/15/2028	86,000	90,545
		926,863
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–3.59%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 5.38%, 09/15/2024	$86,000	$73,745
Buckeye Partners, L.P., 4.35%, 10/15/2024	1,221,000	1,214,073
Cheniere Energy Partners, L.P., 5.63%, 10/01/2026	39,000	41,120
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.75%, 04/01/2025	40,000	40,312
DCP Midstream Operating, L.P., 5.13%, 05/15/2029	65,000	66,126
Energy Transfer Operating, L.P.,
Series A, 6.25%(d)	28,000	25,243
5.88%, 01/15/2024	85,000	93,665
Enterprise Products Operating LLC,
3.13%, 07/31/2029	482,000	491,641
4.80%, 02/01/2049	312,000	361,785
4.20%, 01/31/2050	378,000	406,040
Series D, 6.88%, 03/01/2033	100,000	136,435
4.88%, 08/16/2077	603,000	594,871
Hess Infrastructure Partners L.P./Hess Infrastructure Partners Finance Corp., 5.63%, 02/15/2026(b)	64,000	66,709
Holly Energy Partners L.P./Holly Energy Finance Corp., 6.00%, 08/01/2024(b)	19,000	19,904
Kinder Morgan, Inc., 7.80%, 08/01/2031	261,000	355,778
MPLX L.P.,
4.80%, 02/15/2029	333,000	360,687
4.70%, 04/15/2048	379,000	376,098
5.50%, 02/15/2049	521,000	572,141
Plains All American Pipeline L.P., Series B, 6.13%(d)	966,000	874,790
Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/2029	700,000	676,315
SemGroup Corp., 6.38%, 03/15/2025	41,000	42,862
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.25%, 05/01/2023	54,000	54,607
5.13%, 02/01/2025	56,000	57,674
5.88%, 04/15/2026	115,000	121,218
5.00%, 01/15/2028	33,000	32,830
5.50%, 03/01/2030(b)	11,000	11,044
Williams Cos., Inc. (The),
4.13%, 11/15/2020	447,000	453,146
7.88%, 09/01/2021	24,000	26,227
3.60%, 03/15/2022	729,000	748,310
4.55%, 06/24/2024	67,000	71,742
		8,467,138
Other Diversified Financial Services–0.55%
Carlyle Finance LLC, 5.65%, 09/15/2048(b)	902,000	1,075,573
	Principal Amount	Value
Other Diversified Financial Services–(continued)
ILFC E-Capital Trust II, 4.02% (30 yr. U.S. Treasury + 1.80%), 12/21/2065(b)(c)	$100,000	$78,344
Lions Gate Capital Holdings LLC, 6.38%, 02/01/2024(b)	39,000	38,025
LPL Holdings, Inc., 5.75%, 09/15/2025(b)	39,000	41,309
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., 6.75%, 06/01/2025(b)	62,000	64,014
		1,297,265
Packaged Foods & Meats–0.57%
B&G Foods, Inc.,
5.25%, 04/01/2025	39,000	39,487
5.25%, 09/15/2027	16,000	15,660
Conagra Brands, Inc., 5.30%, 11/01/2038	639,000	745,333
Hershey Co. (The), 3.13%, 11/15/2049	348,000	353,483
JBS USA LUX S.A./JBS USA Finance, Inc., 5.75%, 06/15/2025(b)	50,000	52,021
Lamb Weston Holdings, Inc., 4.63%, 11/01/2024(b)	32,000	33,880
Pilgrim’s Pride Corp., 5.88%, 09/30/2027(b)	65,000	70,351
TreeHouse Foods, Inc., 6.00%, 02/15/2024(b)	37,000	38,664
		1,348,879
Paper Packaging–0.13%
Cascades Inc/Cascades USA, Inc. (Canada), 5.38%, 01/15/2028(b)	310,000	314,262
Paper Products–0.41%
Celulosa Arauco y Constitucion S.A. (Chile), 5.15%, 01/29/2050(b)	255,000	248,816
Mercer International, Inc. (Germany),
6.50%, 02/01/2024	75,000	78,031
7.38%, 01/15/2025(b)	140,000	149,130
5.50%, 01/15/2026	16,000	16,041
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(b)	80,000	86,228
Suzano Austria GmbH (Brazil), 6.00%, 01/15/2029	342,000	379,739
		957,985
Pharmaceuticals–1.80%
Bausch Health Cos., Inc.,
6.13%, 04/15/2025(b)	33,000	34,402
5.50%, 11/01/2025(b)	29,000	30,378
9.00%, 12/15/2025(b)	41,000	46,432
Bayer US Finance II LLC (Germany),
2.74%, (3 mo. USD LIBOR + 0.63%), 06/25/2021(b)(c)	369,000	370,235
3.13%, (3 mo. USD LIBOR + 1.01%), 12/15/2023(b)(c)	815,000	819,187
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Pharmaceuticals–(continued)
Bristol-Myers Squibb Co.,
2.90%, 07/26/2024(b)	$681,000	$702,583
3.20%, 06/15/2026(b)	438,000	460,598
3.40%, 07/26/2029(b)	494,000	530,985
4.25%, 10/26/2049(b)	479,000	569,391
GlaxoSmithKline Capital PLC (United Kingdom), 2.88%, 06/01/2022	590,000	602,719
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 7.25%, 08/15/2026(b)	41,000	42,896
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	34,000	32,216
		4,242,022
Property & Casualty Insurance–0.14%
Allstate Corp. (The), 4.20%, 12/15/2046	275,000	324,098
Publishing–0.02%
Meredith Corp., 6.88%, 02/01/2026	53,000	54,608
Railroads–0.58%
CSX Corp., 4.65%, 03/01/2068	473,000	554,797
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(b)	81,000	79,211
Norfolk Southern Corp.,
2.55%, 11/01/2029	115,000	114,919
3.40%, 11/01/2049	205,000	205,078
Union Pacific Corp., 3.95%, 08/15/2059	380,000	400,018
		1,354,023
Regional Banks–1.02%
CIT Group, Inc.,
5.00%, 08/15/2022	33,000	35,204
5.00%, 08/01/2023	48,000	51,780
Fifth Third Bancorp, 4.30%, 01/16/2024	660,000	710,079
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	340,000	372,982
M&T Bank Corp., Series F, 5.13%(d)	279,000	299,130
Synovus Financial Corp., 3.13%, 11/01/2022	370,000	374,320
Zions Bancorp. N.A., 3.25%, 10/29/2029	565,000	559,425
		2,402,920
Residential REITs–0.81%
Essex Portfolio L.P., 3.63%, 08/15/2022	940,000	971,263
Spirit Realty L.P.,
4.00%, 07/15/2029	245,000	259,265
3.40%, 01/15/2030	675,000	678,040
		1,908,568
	Principal Amount	Value
Restaurants–0.48%
1011778 BC ULC/New Red Finance, Inc. (Canada), 5.00%, 10/15/2025(b)	$80,000	$83,163
Aramark Services, Inc., 5.00%, 04/01/2025(b)	37,000	38,711
Starbucks Corp., 4.45%, 08/15/2049	858,000	996,534
		1,118,408
Retail REITs–0.15%
Regency Centers, L.P., 4.13%, 03/15/2028	328,000	356,685
Security & Alarm Services–0.05%
Brink’s Co. (The), 4.63%, 10/15/2027(b)	33,000	33,984
Prime Security Services Borrower, LLC/Prime Finance, Inc.,
9.25%, 05/15/2023(b)	29,000	30,541
5.75%, 04/15/2026(b)	40,000	41,856
		106,381
Semiconductor Equipment–0.20%
Lam Research Corp.,
4.00%, 03/15/2029	185,000	204,320
4.88%, 03/15/2049	220,000	273,962
		478,282
Semiconductors–2.58%
Analog Devices, Inc., 3.13%, 12/05/2023	445,000	458,422
Broadcom Corp./Broadcom Cayman Finance Ltd.,
3.00%, 01/15/2022	1,045,000	1,056,995
3.88%, 01/15/2027	1,086,000	1,109,586
3.50%, 01/15/2028	1,025,000	1,016,489
Micron Technology, Inc.,
4.98%, 02/06/2026	300,000	329,839
4.19%, 02/15/2027	820,000	863,199
5.33%, 02/06/2029	175,000	196,147
NXP B.V./NXP Funding LLC (Netherlands),
3.88%, 09/01/2022(b)	806,000	834,398
4.63%, 06/01/2023(b)	200,000	213,336
		6,078,411
Sovereign Debt–0.85%
Abu Dhabi Government Bond (United Arab Emirates), 2.13%, 09/30/2024(b)	480,000	478,305
Banque Ouest Africaine de Developpement (Supranational), 5.00%, 07/27/2027(b)	200,000	212,400
Egypt Government International Bond (Egypt),
7.05%, 01/15/2032(b)	340,000	345,610
8.15%, 11/20/2059(b)	235,000	240,552
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Oman Government International Bond (Oman),
4.13%, 01/17/2023(b)	$310,000	$313,504
6.00%, 08/01/2029(b)	400,000	403,084
		1,993,455
Specialized Consumer Services–0.05%
ServiceMaster Co., LLC (The),
5.13%, 11/15/2024(b)	22,000	22,852
7.45%, 08/15/2027	75,000	84,814
		107,666
Specialized REITs–0.50%
Equinix, Inc.,
5.88%, 01/15/2026	90,000	95,609
3.20%, 11/18/2029	520,000	522,558
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 04/15/2026	41,000	45,275
Iron Mountain US Holdings, Inc., 5.38%, 06/01/2026(b)	56,000	58,400
Iron Mountain, Inc.,
6.00%, 08/15/2023	30,000	30,848
5.75%, 08/15/2024	15,000	15,236
5.25%, 03/15/2028(b)	39,000	40,748
4.88%, 09/15/2029(b)	224,000	227,320
Rayonier A.M. Products, Inc., 5.50%, 06/01/2024(b)	68,000	47,798
SBA Communications Corp., 4.88%, 09/01/2024	95,000	98,769
		1,182,561
Specialty Chemicals–0.36%
Ashland LLC, 4.75%, 08/15/2022	31,000	32,550
Braskem Idesa SAPI (Mexico), 7.45%, 11/15/2029(b)	605,000	616,646
Element Solutions, Inc., 5.88%, 12/01/2025(b)	38,000	39,615
GCP Applied Technologies, Inc., 5.50%, 04/15/2026(b)	58,000	59,905
PolyOne Corp., 5.25%, 03/15/2023	52,000	56,030
PQ Corp., 6.75%, 11/15/2022(b)	33,000	34,196
		838,942
Specialty Stores–0.02%
Michaels Stores, Inc., 8.00%, 07/15/2027(b)	44,000	42,351
Steel–0.03%
Steel Dynamics, Inc., 5.13%, 10/01/2021	75,000	75,394
Systems Software–0.01%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	18,000	18,375
Technology Distributors–0.23%
Avnet, Inc., 4.63%, 04/15/2026	485,000	518,774
	Principal Amount	Value
Technology Distributors–(continued)
CDW LLC/CDW Finance Corp., 5.00%, 09/01/2025	$13,000	$13,585
		532,359
Technology Hardware, Storage & Peripherals–1.45%
Apple, Inc., 2.05%, 09/11/2026	493,000	487,812
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(b)	120,000	127,050
4.00%, 07/15/2024(b)	465,000	485,674
6.02%, 06/15/2026(b)	906,000	1,036,087
4.90%, 10/01/2026(b)	270,000	293,829
8.35%, 07/15/2046(b)	732,000	983,021
		3,413,473
Tobacco–1.67%
Altria Group, Inc.,
3.80%, 02/14/2024	638,000	670,709
4.40%, 02/14/2026	980,000	1,058,328
4.80%, 02/14/2029	776,000	858,645
6.20%, 02/14/2059	302,000	362,188
BAT Capital Corp. (United Kingdom),
2.79%, 09/06/2024	597,000	597,863
4.76%, 09/06/2049	383,000	388,693
		3,936,426
Trading Companies & Distributors–2.20%
AerCap Global Aviation Trust (Ireland), 6.50% (3 mo. USD LIBOR + 4.30%), 06/15/2045(b)(c)	1,714,000	1,885,571
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 3.50%, 05/26/2022	264,000	271,303
Air Lease Corp.,
3.88%, 04/01/2021	995,000	1,015,009
3.38%, 06/01/2021	825,000	838,188
3.00%, 09/15/2023	394,000	401,678
Aircastle Ltd.,
7.63%, 04/15/2020	12,000	12,236
5.00%, 04/01/2023	85,000	91,189
BMC East, LLC, 5.50%, 10/01/2024(b)	63,000	65,625
BOC Aviation Ltd. (Singapore), 3.24% (3 mo. USD LIBOR + 1.13%), 09/26/2023(b)(c)	294,000	296,011
Herc Holdings, Inc., 5.50%, 07/15/2027(b)	40,000	41,951
United Rentals North America, Inc.,
5.50%, 07/15/2025	35,000	36,531
5.88%, 09/15/2026	83,000	89,020
6.50%, 12/15/2026	62,000	67,824
5.50%, 05/15/2027	18,000	19,261
5.25%, 01/15/2030	56,000	59,641
		5,191,038
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount	Value
Trucking–2.73%
Aviation Capital Group LLC,
2.61%, (3 mo. USD LIBOR + 0.67%), 07/30/2021(b)(c)	$264,000	$263,557
4.13%, 08/01/2025(b)	773,000	803,791
3.50%, 11/01/2027(b)	1,310,000	1,308,593
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.25%, 03/15/2025(b)	46,000	47,342
5.75%, 07/15/2027(b)	255,000	263,753
Avolon Holdings Funding Ltd. (Ireland), 4.38%, 05/01/2026(b)	180,000	190,107
DAE Funding LLC (United Arab Emirates), 4.00%, 08/01/2020(b)	170,000	171,553
Penske Truck Leasing Co., L.P./PTL Finance Corp.,
4.13%, 08/01/2023(b)	2,005,000	2,119,698
3.90%, 02/01/2024(b)	469,000	493,863
Ryder System, Inc., 2.50%, 09/01/2024	766,000	766,803
		6,429,060
Wireless Telecommunication Services–2.00%
Intelsat Jackson Holdings S.A. (Luxembourg),
5.50%, 08/01/2023	136,000	108,419
8.50%, 10/15/2024(b)	43,000	35,475
Rogers Communications, Inc. (Canada), 3.70%, 11/15/2049	313,000	321,993
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Class A-1, 3.36%, 09/20/2021(b)	598,500	604,485
4.74%, 03/20/2025(b)	922,000	980,008
5.15%, 03/20/2028(b)	1,587,000	1,730,382
VEON Holdings B.V. (Netherlands), 4.00%, 04/09/2025(b)	900,000	929,160
		4,709,922
Total U.S. Dollar Denominated Bonds & Notes (Cost $206,861,170)		220,671,891
	Shares
Preferred Stocks–2.87%
Diversified Banks–1.24%
Wells Fargo & Co., 7.50%, Series L, Conv. Pfd.	1,992	2,908,320
Investment Banking & Brokerage–1.29%
Morgan Stanley, 7.13%, Series E, Pfd.	65,000	1,892,150
Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,148,000
		3,040,150
	Shares		Value
Regional Banks–0.34%
PNC Financial Services Group, Inc. (The), 6.13%, Series P, Pfd.		30,000	$808,800
Total Preferred Stocks (Cost $5,923,864)			6,757,270
	Principal Amount
U.S. Treasury Securities–1.15%
U.S. Treasury Bills–0.19%
1.86% - 2.36%, 12/19/2019(f)(g)		$413,000	412,591
1.54%, 04/09/2020(f)(g)		40,000	39,778
			452,369
U.S. Treasury Bonds–0.35%
2.25%, 08/15/2049		827,000	834,494
U.S. Treasury Notes–0.61%
1.63%, 11/15/2022		5,600	5,602
1.50%, 10/31/2024		178,100	176,938
1.63%, 10/31/2026		252,400	250,670
1.75%, 11/15/2029		1,000,700	998,257
			1,431,467
Total U.S. Treasury Securities (Cost $2,704,949)			2,718,330

Asset-Backed Securities–0.56%
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)		610,840	636,791
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)		658,275	677,358
Total Asset-Backed Securities (Cost $1,280,091)			1,314,149
Non-U.S. Dollar Denominated Bonds & Notes–0.17%(h)
Movies & Entertainment–0.17%
Netflix, Inc. 3.88%, 11/15/2029 (Cost $390,477)(b)	EUR	350,000	404,059
	Shares
Money Market Funds–0.80%
Invesco Government & Agency Portfolio, Institutional Class, 1.53%(i)		617,105	617,105
Invesco Liquid Assets Portfolio, Institutional Class, 1.72%(i)		553,420	553,641
Invesco Treasury Portfolio, Institutional Class, 1.52%(i)		705,263	705,263
Total Money Market Funds (Cost $1,876,005)			1,876,009
TOTAL INVESTMENTS IN SECURITIES–99.21% (Cost $219,036,556)			233,741,708
OTHER ASSETS LESS LIABILITIES—0.79%			1,863,875
NET ASSETS–100.00%			$235,605,583
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2019 was $81,005,609, which represented 34.38% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2019.
(d)	Perpetual bond with no specified maturity date.
(e)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of November 30, 2019.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	10	March-2020	$2,155,859	$(1,193)	$(1,193)
U.S. Treasury 5 Year Notes	64	March-2020	7,614,000	(6,652)	(6,652)
U.S. Treasury 10 Year Notes	94	March-2020	12,159,781	(17,849)	(17,849)
U.S. Treasury Long Bonds	65	March-2020	10,332,969	2,398	2,398
Subtotal—Long Futures Contracts				(23,296)	(23,296)
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 10 Year Ultra Bonds	41	March-2020	(5,830,969)	6,629	6,629
U.S. Treasury Ultra Bond	2	March-2020	(375,437)	(1,192)	(1,192)
Subtotal—Short Futures Contracts				5,437	5,437
Total Futures Contracts				$(17,859)	$(17,859)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/28/2020	Citibank N.A.	EUR	1,065,000	USD	1,182,085	$1,709

Abbreviations:
EUR	– Euro
USD	– U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$220,671,891	$—	$220,671,891
Preferred Stocks	6,757,270	—	—	6,757,270
U.S. Treasury Securities	—	2,718,330	—	2,718,330
Asset-Backed Securities	—	1,314,149	—	1,314,149
Non-U.S. Dollar Denominated Bonds & Notes	—	404,059	—	404,059
Money Market Funds	1,876,009	—	—	1,876,009
Total Investments in Securities	8,633,279	225,108,429	—	233,741,708
Other Investments - Assets*
Futures Contracts	9,027	—	—	9,027
Forward Foreign Currency Contracts	—	1,709	—	1,709
	9,027	1,709	—	10,736
Other Investments - Liabilities*
Futures Contracts	(26,886)	—	—	(26,886)
Total Other Investments	(17,859)	1,709	—	(16,150)
Total Investments	$8,615,420	$225,110,138	$—	$233,725,558

*	Unrealized appreciation (depreciation).
Invesco Bond Fund